Gain on disposals (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 21, 2014	Nov. 04, 2014
Significant Acquisitions and Disposals [Line Items]
Book value on disposal	$ 17,175	$ 20,612
Gain	632	61	0
Drilling units
Significant Acquisitions and Disposals [Line Items]
Net proceeds			0
Book value on disposal	15,145	17,193	0
Gain			0
West Auriga
Significant Acquisitions and Disposals [Line Items]
Gain				440
West Auriga | Drilling units
Significant Acquisitions and Disposals [Line Items]
Net proceeds	466
Book value on disposal	26
Gain	440
West Vela
Significant Acquisitions and Disposals [Line Items]
Gain					191
West Vela | Drilling units
Significant Acquisitions and Disposals [Line Items]
Net proceeds	536
Book value on disposal	344
Gain	192
West Janus | Jack-up rigs
Significant Acquisitions and Disposals [Line Items]
Net proceeds		73
Book value on disposal		12
Gain		61
Total | Drilling units
Significant Acquisitions and Disposals [Line Items]
Net proceeds	1,002	73	0
Book value on disposal	370	12	0
Gain	$ 632	$ 61	$ 0